Taxation (Tables)	6 Months Ended
Sep. 30, 2023
Taxation
Schedule of income tax expense

	Six months ended 30 September
	2023	2022
	€m	€m
United Kingdom corporation tax (expense)/income
Current period	(38)	(4)
Adjustments in respect of prior periods	(19)	9
Overseas current tax (expense)/income
Current period	(394)	(446)
Adjustments in respect of prior periods	—	12
Total current tax expense	(451)	(429)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax	(24)	(10)
Overseas deferred tax	(230)	(46)
Total deferred tax expense	(254)	(56)
Total income tax expense	(705)	(485)